Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class F
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

As of February 29, 2016, the dollar range of shares of Strategic Advisers® Core Income Multi-Manager Fund beneficially owned by Mr. Pappas was none.

ACF-FB-17-01 1.9867872.101	March 8, 2017

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class L and Class N
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

As of February 29, 2016, the dollar range of shares of Strategic Advisers® Core Income Multi-Manager Fund beneficially owned by Mr. Pappas was none.

ACF-L-ACF-NB-17-01 1.9867874.101	March 8, 2017

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

As of February 29, 2016, the dollar range of shares of Strategic Advisers® Core Income Multi-Manager Fund beneficially owned by Mr. Pappas was none.

ACFB-17-01 1.954792.102	March 8, 2017

Supplement to the
Strategic Advisers® Income Opportunities Fund
April 29, 2016
As Revised December 8, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Management Contract" section.

As of February 29, 2016, the dollar range of shares of Strategic Advisers® Income Opportunities Fund beneficially owned by Mr. Pappas was $50,001 - $100,000.

SRQB-17-01 1.926383.103	March 8, 2017

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2016
As Revised October 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

The following information replaces similar information found in the "Management Contract" section.

As of February 29, 2016, the dollar range of shares of Strategic Advisers® Small-Mid Cap Fund beneficially owned by Mr. Golden was $50,001 - $100,000.

SMCB-17-01 1.919463.110	March 8, 2017